Note 8 - Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
8.	Other assets

	December 31, 2011	December 31, 2010

Equity method investments	$3,441	$13,222
Financing fees, net of accumulated amortization of $6,419 (December 31, 2010 - $5,308)	2,635	3,824
Other	4,268	2,306
	$10,344	$19,352

The Company holds 29.5% of the shares of Colliers International UK plc, a publicly traded commercial real estate business in the United Kingdom which it acquired in October 2009 at a cost of $13,955.  The shares are accounted for under the equity method.  The carrying value of the shares as at December 31, 2011 was nil (2010 - $8,993) (see notes 6 and 20).